Note 10 - Additional Information on Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of depreciation and amortisation expense [text block]
	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2019	2018	2017	2019	2018	2017

Cost of sales (i)	2,671.6	2,681.9	2,364.7	12.4	10.3	6.2
Distribution expenses	649.0	570.9	555.8	–	–	–
Sales and marketing expenses	557.7	586.0	533.9	319.4	117.1	142.3
Administrative expenses	272.0	306.9	296.0	195.5	175.2	142.0
	4,150.3	4,145.7	3,750.4	527.3	302.6	290.5